BIOLOGICAL ASSETS (Details)	12 Months Ended
Dec. 31, 2019
CHILE | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	24
CHILE | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	12
ARGENTINA | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
ARGENTINA | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10
BRAZIL | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
BRAZIL | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	7
URUGUAY | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	-
URUGUAY | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10